Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	10,264,744	10,264,744	10,000,000
Common stock, shares outstanding	10,264,744	10,264,744	10,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0